Investments in Affiliates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Investments in Affiliates (Details) [Line Items]
Investments accounted for under the equity method	¥ 363,414	¥ 587,517
Significant subsidiary test percentage				20.60%
Share of income for affiliates	108,944	174,468	¥ 98,100
Share of other comprehensive income of affiliates, net of tax	452	¥ 1,763	¥ 1,263
CNFinance [Member]
Investments in Affiliates (Details) [Line Items]
Other-than temporarily impaired and an impairment amount	322,655
Carrying value of investment	352,541
Impairment of investment	322,655
CNFinance [Member] | Maximum [Member]
Investments in Affiliates (Details) [Line Items]
Significant subsidiary test percentage				20.60%
CNFinance [Member] | Minimum [Member]
Investments in Affiliates (Details) [Line Items]
Significant subsidiary test percentage				18.50%
Puyi Inc. [Member]
Investments in Affiliates (Details) [Line Items]
Investments accounted for under the equity method	¥ 117,005
Description of investment in puyi	In August of 2018, Puyi Inc. or Puyi, an exempted company incorporated under the laws of the Cayman Islands, which is also the ultimate holding company of Fanhua Puyi Fund Distribution Co., Ltd., or Fanhua Puyi” and Chengdu Puyi Bohui Information Technology Co., Ltd., or Puyi Bohui, started its process of an initial public offering (“IPO”) in the U.S. capital market. For the IPO purpose, Puyi and its subsidiaries have conducted certain equity reorganization transactions with the Group. As part of Puyi Inc’s reorganization, in September 2018, the Group transferred its shares in Fanhua Puyi to Puyi Bohui with the carrying amount of RMB10,028 in exchange for 4,033,600 Ordinary Shares of Puyi (“Puyi’s shares”), representing 4.8% of Puyi’s equity interest. No gain or loss on above transactions was recognized by the Group as management considered that the substance of this transaction is an exchange of shares as part of Puyi Inc’s reorganization, and the fair value of Puyi’s share is equivalent to the fair value of the Group’s original equity interests on Fanhua Puyi given up.Puyi was subsequently listed on NASDAQ on March 29, 2018, and the Group’s equity was then diluted to 4.5% after its IPO.
Teamhead Automobile [Member]
Investments in Affiliates (Details) [Line Items]
Significant subsidiary test percentage	40.00%